Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 21,982	$ 13,258
Accrued research and development expenses	72,697	48,531
Accrued selling and marketing expenses	5,747	3,337
Accrued administrative and other general expenses	10,319	8,411
Deferred government grants	374	445
Deposits	1,408	1,778
Others	8,355	5,864
Total other payables, accruals and advance receipts	$ 120,882	$ 81,624